Allianz Investment Management LLC
H. Bernt von Ohlen, Chief Legal Officer
5701 Golden Hills Drive | Minneapolis Minnesota | 55416-1297
Telephone:  763-765-7330
Fax: 763-765-6355
bernt_vonohlen@allianzlife.com


September 18, 2008

VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

     RE: Registration Statement on Form N-14 for Combination of Certain Series of Allianz Variable Insurance Products Trust (the "Trust") with and into Corresponding Series of the Trust (SEC File Nos. 333-153047 and 811-09491)

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) for the above referenced Registration Statement does not differ from that contained in the most recent Pre-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,


/s/ Bernt von Ohlen


H. Bernt von Ohlen